Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	$ 55	$ 53
Acquisition	13	0
Changes in Fair Value	63	2
Fair Value, End of Year	$ 131	$ 55